Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other (Income) Expense

		Years Ended December 31

(in thousands)	Note	2021	2020

Interest income		$(241)	$(229)
Dividends received from equity investments designated as FVTOCI ¹ relating to investments held at the end of the period		(221)	-

Foreign exchange loss		275	152
Net (gain) loss arising on financial assets mandatorily measured at FVTPL ²

(Gain) loss on fair value adjustment of share purchase warrants held		2,101	(338)

(Gain) loss on fair value adjustment of convertible notes receivable	14	(5,733)	(1,899)

Other		(1,957)	144

Total other (income) expense		$(5,776)	$(2,170)

1)	FVTOCI refers to Fair Value Through Other Comprehensive Income
2)	FVTPL refers to Fair Value Through Profit or Loss